Related Party Transactions - Additional Information (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Key management personnel and directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Loans to related parties	$ 18,000,000	$ 14,000,000
Provisions for doubtful debts related to outstanding balances of related party transaction	0	0
Guarantees or pledges given to related parties	0	0
Commitments given to related parties	0	0
Joint ventures and associates [member]
Disclosure of transactions between related parties [line items]
Loans to related parties	217,000,000	251,000,000
Provisions for doubtful debts related to outstanding balances of related party transaction	0	0
Guarantees or pledges given to related parties	1,000,000	1,000,000
Commitments given to related parties	1,089,000,000	829,000,000
Deposits from related parties	$ 77,000,000	$ 20,000,000